Audited Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (5,078,067)	$ (370,438)
Adjustments to reconcile net income/loss to net cash used in operating activities:
Stock-based compensation	4,200,000
Issuance of warrant	361,724
Stock charitable donation	80,000
Depreciation	2,202	2,683
Amortization of debt discount	5,694	11,306
Changes in operating assets and liabilities:
Accounts receivable	(68,324)	23,480
Right-of-use asset	23,189	(108,863)
Other current assets	21,086	(20,439)
Other asset	(25,000)	(3,000)
Accounts payable and accrued liabilities	(2,020)	(108,534)
Deferred revenue	17,506	45,503
Lease liability	(22,107)	110,138
Net cash used in operating activities	(484,117)	(418,164)
Cash flows from investing activities:
Purchase of fixed assets	(1,900)
Net cash used in investing activities	(1,900)
Cash flows from financing activities:
Proceeds from line of credit		46,845
Repayments of line of credit	(8,734)
Proceeds from SBA EIDL loan		100
Proceed from sale of stock	530,000
Proceeds from long term payable		153,000
Shareholders (distributions) contributions	(140)	616
Net cash provided by financing activities	521,126	200,561
Net change in cash	35,109	(217,603)
Cash and cash equivalents, beginning of period	10,329	227,932
Cash and cash equivalents, end of period	45,438	10,329
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	26,940	4,490
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Cancellation of common stocks - related party	78,800
Reclassification of long-term loan to short term loan	$ 170,000